CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash	$ 6,054	$ 66,938
Due from related parties	156,830	145,325
Advances receivable	14,529
Total current assets	177,413	212,263
Capital assets		189
Assets from discontinued operations		5,531
Total assets	177,413	217,983
Current
Accounts payable	351,877	304,110
Accrued liabilities	120,000	161,461
Due to related parties	108,341	255,826
Common share purchase warrants liability	59,740	368,082
Total current liabilities	639,958	1,089,479
Liabilities from discontinued operations		5,358
Total liabilities	639,958	1,094,837
SHAREHOLDERS' DEFICIENCY
Authorized 500,000,000 Common Shares, $0.0008 per share par value Issued and outstanding 33,906,742 Common Shares (December 31, 2017 - 21,906,742)	27,125	17,525
Additional paid-in capital	43,100,920	42,655,469
Deficit accumulated during the exploration stage	(43,590,590)	(43,549,848)
Total shareholders' deficiency	(462,545)	(876,854)
Total liabilities and shareholders' deficiency	$ 177,413	$ 217,983